Organization and principal activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization and principal activities
Schedule of assets and liabilities of the VIE and its subsidiaries

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
ASSETS:
Current assets:
Cash and cash equivalents	72,919	58,617	8,639
Restricted cash	—	4,178	616
Derivative assets	—	80	12
Short-term investment	—	5,000	737
Accounts and notes receivable, net	42,170	37,254	5,491
Prepayments and other current assets	10,940	10,591	1,561
Amounts due from the Company and its subsidiaries	262,240	268,854	39,624
Total current assets	388,269	384,574	56,680
Non-current assets:
Property and equipment, net	2,106	3,998	589
Operating lease right-of-use assets	8,470	7,475	1,102
Intangible assets, net	9,846	145	21
Goodwill	37,785	—	—
Long-term investments	78,985	78,802	11,614
Deferred tax assets	6	165	24
Other non-current assets	648	913	135
Total non-current assets	137,846	91,498	13,485
Total assets	526,115	476,072	70,165
LIABILITIES:
Current liabilities:
Short-term loan	—	5,000	737
Accounts payable	32,191	30,182	4,448
Deferred revenue and customer deposits	121,627	116,975	17,240
Operating lease liabilities	2,526	2,312	341
Accrued liabilities and other current liabilities	66,896	57,916	8,536
Amounts due to the Company and its subsidiaries	444,273	446,942	65,871
Total current liabilities	667,513	659,327	97,173
Non-current liabilities:
Operating lease liabilities	6,117	5,243	773
Deferred tax liabilities	1,883	—	—
Other non-current liabilities	450	450	66
Total non-current liabilities	8,450	5,693	839
Total liabilities	675,963	665,020	98,012

Schedule of results of comprehensive (loss)/income and cash flows of VIE and subsidiaries

	Six months ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	172,437	168,254	24,798
Cost of revenues	(53,804)	(46,291)	(6,822)
Net income	3,363	5,418	799
Net cash used in operating activities	(15,416)	(7,863)	(1,159)
Net cash used in investing activities	(856)	(7,261)	(1,070)
Net cash (used in)/provided by financing activities	(3,000)	5,000	737